Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Disaggregated Revenues from Contracts with Customers

	Year Ended December 31, 2018
	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Retail Revenues:
Residential Revenues	$578.9	$—	$1,342.6	$730.0	$1,611.5	$659.0	$641.5
Commercial Revenues	436.2	—	582.4	490.3	835.7	404.4	491.9
Industrial Revenues	110.0	—	602.4	560.3	385.2	294.1	325.8
Other Retail Revenues	25.9	—	77.4	7.2	12.9	83.3	8.6
Total Retail Revenues	1,151.0	—	2,604.8	1,787.8	2,845.3	1,440.8	1,467.8

Wholesale Revenues:
Generation Revenues (a)	—	—	250.4	470.5	—	36.3	216.8
Transmission Revenues (b)	313.4	816.9	82.7	23.1	58.5	40.2	108.4
Total Wholesale Revenues	313.4	816.9	333.1	493.6	58.5	76.5	325.2

Other Revenues from Contracts with Customers (c)	28.6	15.1	55.3	99.6	176.1	19.1	24.0

Total Revenues from Contracts with Customers	1,493.0	832.0	2,993.2	2,381.0	3,079.9	1,536.4	1,817.0

Other Revenues:
Alternative Revenues (d)	(1.3)	(55.9)	(23.8)	(2.1)	(20.8)	10.9	4.9
Other Revenues (d)	103.6	—	(1.9)	(8.2)	4.3	—	—
Total Other Revenues	102.3	(55.9)	(25.7)	(10.3)	(16.5)	10.9	4.9

Total Revenues	$1,595.3	$776.1	$2,967.5	$2,370.7	$3,063.4	$1,547.3	$1,821.9

(a)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $134 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $646 million. The remaining affiliated amounts were immaterial.

(c)
Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $70 million primarily relating to the barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.

(d)	Amounts include affiliated and nonaffiliated revenues.

	Year Ended December 31, 2018
	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other	Reconciling Adjustments	AEP Consolidated
	(in millions)
Retail Revenues:
Residential Revenues	$3,751.8	$2,189.2	$—	$—	$—	$—	$5,941.0
Commercial Revenues	2,206.4	1,273.4	—	—	—	—	3,479.8
Industrial Revenues	2,190.2	494.5	—	—	—	—	2,684.7
Other Retail Revenues	183.1	39.2	—	—	—	—	222.3
Total Retail Revenues	8,331.5	3,996.3	—	—	—	—	12,327.8

Wholesale and Competitive Retail Revenues:
Generation Revenues (a)	899.8	—	—	544.4	—	(226.0)	1,218.2
Transmission Revenues (b)	282.2	372.1	849.3	—	—	(737.1)	766.5
Marketing, Competitive Retail and Renewable Revenues	—	—	—	1,353.0	—	—	1,353.0
Total Wholesale and Competitive Retail Revenues	1,182.0	372.1	849.3	1,897.4	—	(963.1)	3,337.7

Other Revenues from Contracts with Customers (c)	158.4	204.6	15.2	20.6	86.2	(32.0)	453.0

Total Revenues from Contracts with Customers	9,671.9	4,573.0	864.5	1,918.0	86.2	(995.1)	16,118.5

Other Revenues:
Alternative Revenues (c)	(15.9)	(22.2)	(60.4)	—	—	52.7	(45.8)
Other Revenues (c)	(10.5)	102.3	—	22.3	8.9	—	123.0
Total Other Revenues	(26.4)	80.1	(60.4)	22.3	8.9	52.7	77.2

Total Revenues	$9,645.5	$4,653.1	$804.1	$1,940.3	$95.1	$(942.4)	$16,195.7

(a)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $121 million. The remaining affiliated amounts were immaterial.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $643 million. The remaining affiliated amounts were immaterial.

(c)	Amounts include affiliated and nonaffiliated revenues.

Fixed Performance Obligations

Company	2019	2020-2021	2022-2023	After 2024	Total
	(in millions)
AEP	$920.7	$173.7	$162.5	$266.3	$1,523.2
AEP Texas	332.8	—	—	—	332.8
AEPTCo	893.6	—	—	—	893.6
APCo	144.8	32.2	23.2	—	200.2
I&M	25.6	2.9	2.9	—	31.4
OPCo	65.4	—	—	—	65.4
PSO	17.3	—	—	—	17.3
SWEPCo	35.2	—	—	—	35.2

Affiliated Accounts Receivable Contracts with Customers

Company	December 31, 2018	January 1, 2018
	(in millions)
AEPTCo	$58.6	$47.1
APCo	52.5	35.6
I&M	35.3	15.1
OPCo	46.1	26.1
PSO	12.4	6.1
SWEPCo	16.3	11.0